Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 3,672	$ 3,791
Trade receivables	321	79
Other accounts receivable and prepaid expenses	750	270
Restricted deposit	12	12
Inventory	730	888
Total current assets	5,485	5,040
Non-current assets:
Restricted deposit	167	168
Operating lease right-of-use assets	3,048	3,215
Property and equipment, net	2,248	2,329
Total non-current assets	5,463	5,712
Total assets	10,948	10,752
Current liabilities:
Loan	12	24
Accounts payable:
Trade payables	559	833
Accrued liabilities and other	866	1,203
Operating lease liabilities	442	455
Deferred revenues	297	942
Total current liabilities	2,176	3,457
Non-current liabilities:
Derivatives	42	68
Operating lease liabilities	2,953	3,139
Total non-current liabilities	2,995	3,207
Total liabilities	5,171	6,664
Commitments and contingencies
Shareholders' Equity:
Ordinary shares, NIS 1.5 par value - authorized: 30,000,000 ordinary shares as of June 30, 2020 and December 31, 2019; issued and outstanding: 6,467,536 and 5,670,829 ordinary shares as of June 30, 2020 and December 31, 2019, respectively	2,713	2,368
Additional paid in capital and warrants	74,865	69,949
Currency translation differences	(969)	(969)
Accumulated deficit	(70,832)	(67,260)
Total shareholders' equity	5,777	4,088
Total liabilities and shareholders' equity	$ 10,948	$ 10,752